INCOME FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2019
Income From Contract With Customers [Abstract]
Disclosure of revenue from contracts with customers [text block]

NOTE 28 – INCOME FROM CONTRACTS WITH CUSTOMERS

Below is a detail of the income and expenses for commissions and fees of contracts with customers for the years ended as of December 31, 2019,  2018 and 2017:

	December 31,		December 31,		December 31,
Income from commissions and fees	2019		2018		2017
Commissions on banking services	Ps.	3,006,506	Ps.	2,718,482	Ps.	2,567,704
Fees on credit cards		1,364,244		1,187,716		1,112,319
Pension and severance fund management		1,129,391		987,323		926,771
Trust activities		334,910		312,901		311,837
Storage services		161,298		156,638		169,815
Commissions on drafts, checks and checkbooks		50,026		49,645		60,768
Office network services		24,618		30,220		42,639
Other commissions		12,350		10,457		10,272
Total income from commissions and fees(*)	Ps.	6,083,343	Ps.	5,453,382	Ps.	5,202,125

(*) See note 31.6

	December 31,		December 31,		December 31,
Expenses from commissions and fees	2019		2018		2017
Banking services	Ps.	(311,098)	Ps.	(307,191)	Ps.	(332,811)
Sales and services commissions		(184,481)		(171,680)		(119,987)
Fees paid to pension funds sales forces		(94,285)		(75,130)		(74,531)
Information processing services of operators		(17,969)		(22,525)		(23,039)
Offices network services		(8,508)		(23,040)		(29,874)
Collection service of contributions to financial entities		(1,177)		(7,110)		(5,618)
Banks guarantees		(18)		(128)		(88)
Fiduciary businesses		(61)		(46)		(41)
Credit cards		(6)		(12)		(2)
Other		(10,396)		(6,901)		(37,123)
Total expenses from commissions and fees	Ps.	(627,999)	Ps.	(613,763)	Ps.	(623,114)
Net income from commissions and fees	Ps.	5,455,344	Ps.	4,839,619	Ps.	4,579,011

Below is the detail of the income and cost for goods and services for the years ended as of December 31, 2019,  2018 and 2017:

	December 31,		December 31,		December 31,
Income from sales of goods and services	2019		2018		2017
Energy and gas E&G	Ps.	4,524,903	Ps.	3,411,674	Ps.	2,908,292
Infrastructure		3,783,534		3,826,101		2,290,786
Hotels		366,835		332,749		236,760
Agribusiness		135,928		133,095		87,800
Others Services		205,813		239,801		132,833
Others operating income		139,575		182,594		136,379
Total income from sales of good and services (*)	Ps.	9,156,588	Ps.	8,126,014	Ps.	5,792,850

(*) See note 31.6

	December 31,		December 31,		December 31,
Costs and expenses of sales goods and services	2019		2018		2017
Cost of sales of companies from non-financial sector	Ps.	(5,041,089)	Ps.	(3,812,993)	Ps.	(3,408,808)
Allowance for impairment of loans and receivables		(43,401)		(21,829)		(22,239)
General and administrative expenses		(659,262)		(645,690)		(668,616)
Personnel expenses		(555,038)		(499,750)		(481,892)
Amortization		(267,808)		(317,035)		(300,325)
Depreciation		(98,963)		(100,388)		(79,981)
Depreciation right of use assets		(30,425)		—		—
Bonus payments		(36,300)		(34,503)		(34,436)
Commissions and fees expenses		(30,885)		(32,876)		(24,361)
Donations expenses		(14,704)		(14,320)		(12,604)
Labor severances		(3,902)		(2,718)		(2,565)
Total costs and expenses of sales goods and services	Ps.	(6,781,777)	Ps.	(5,482,102)	Ps.	(5,035,827)
Gross profit from sales of goods and services	Ps.	2,374,811	Ps.	2,643,912	Ps.	757,023